TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Operating losses carry forwards		$ 2,091	$ 2,288
Capital losses carry forwards		1,327	2,499
Reserves, tax allowances, operating lease and others		1,998	2,341
Total deferred taxes before valuation allowance		5,416	7,128
Valuation allowance		(3,970)	(5,184)
Deferred tax assets, net:		1,446	1,944
Deferred tax liabilities:
Property and equipment, intangible assets, operating lease and others		(453)	(595)
Undistributed earnings of subsidiaries		(278)	(430)
Deferred tax liabilities		(731)	(1,025)
Net deferred tax assets (liability)		715	919
Domestic [Member]
Deferred tax liabilities:
Deferred tax assets, Domestic	[1]	(179)	(430)
Foreign Tax Authority [Member]
Deferred tax liabilities:
Deferred tax assets, Foreign		$ 894	$ 1,349

[1]	Domestic refers to Canada for 2024 and to Israel for 2023.